Document And Entity Information	Dec. 01, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Dec. 01, 2023
Entity Registrant Name	5E ADVANCED MATERIALS, INC.
Entity Central Index Key	0001888654
Entity Emerging Growth Company	true
Entity File Number	001-41279
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	87-3426517
Entity Address, Address Line One	9329 Mariposa Road, Suite 210
Entity Address, City or Town	Hesperia
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92344
City Area Code	(442)
Local Phone Number	221-0225
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	true
Title of 12(b) Security	Common Stock
Trading Symbol	FEAM
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 to the Current Report on Form 8-K amends Item 5.02 of the Current Report on Form 8-K filed on December 6, 2023 (the “Original Form 8-K”) solely to clarify the effective dates of Mr. Stefan Selig’s director appointment. The agreement provided as Exhibit 10.4 to the Original Form 8-K should be disregarded and is superseded in its entirety by Exhibit 10.1 to this Amendment No. 1 to Form 8-K. On December 11, 2023, the Company issued a press release, clarifying that Mr. Selig’s appointment to the Company’s Board of Directors (the “Board”) commenced effective as of December 11, 2023. Concurrent wtih Mr. Selig’s appointment to the Board, he tendered his resignation as a member of the Board effective June 11, 2024. No other changes have been made to the Original Form 8-K.